LOSS PER SHARE	12 Months Ended
Dec. 31, 2015
LOSS PER SHARE [Text Block]

4. LOSS PER SHARE

Basic loss per share is computed by dividing loss available to common shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares, or resulted in the issuance of ordinary shares that shared in the earnings of the entity.

Components of basic and diluted loss per share were as follows for the years ended December 31, 2015, 2014 and 2013:

	2015	2014	2013
Net loss attributable to the Company	$(7,504,262)	$(29,231,347)	$(119,236,823)
Weighted average outstanding ordinary shares-Basic	34,483,100	30,601,209	27,356,504
Weighted average outstanding ordinary shares-Diluted	34,483,100	30,601,209	27,356,504

Loss per share:
Basic	$(0.22)	$(0.96)	$(4.36)
Diluted	$(0.22)	$(0.96)	$(4.36)
CONTINUING OPERATIONS	2015	2014	2013
Net loss attributable to the Company	$(9,003,233)	$(24,087,098)	$(118,511,760)
Weighted average outstanding ordinary shares-Basic	34,483,100	30,601,209	27,356,504
Weighted average outstanding ordinary shares-Diluted	34,483,100	30,601,209	27,356,504

Loss per share:
Basic	$(0.26)	$(0.79)	$(4.33)
Diluted	$(0.26)	$(0.79)	$(4.33)

DISCONTINUED OPERATIONS	2015	2014	2013
Net income (loss) attributable to the Company	$1,498,971	$(5,144,249)	$(725,063)
Weighted average outstanding ordinary shares-Basic	34,483,100	30,601,209	27,356,504
Weighted average outstanding ordinary shares-Diluted	35,382,895	30,601,209	27,356,504

Loss per share:
Basic	$0.04	$(0.17)	$(0.03)
Diluted	$0.04	$(0.17)	$(0.03)

Warrants for the purchase of 1,425,416, 200,000, and 200,000 shares were not included in the 2015, 2014 and 2013 calculations as their effect would have been anti-dilutive.

As the Company reported income from discontinued operations in 2015, 899,795 shares underlying 98,741 series B warrants (Note 17) were included in diluted calculation.